Segment Information (Details) - Schedule of Non-Material Operations - PEN (S/) S/ in Thousands		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cement, concrete and blocks [Member]
Schedule of Non-Material Operations [Line Items]
Segment assets		S/ 3,074,279	S/ 3,086,104	S/ 2,940,888
Other assets	[1]		86,630	106,280
Total assets		3,074,279	3,172,734	3,047,168
Operating liabilities		1,968,133	2,041,923	1,930,140
Capital expenditure	[2]	299,326	190,126	97,288
Depreciation and amortization		(137,968)	(133,276)	(128,522)
Provision of inventory net realizable value and obsolescence		(2,956)	(2,027)	(3,374)
Construction supplies [Member]
Schedule of Non-Material Operations [Line Items]
Segment assets		46,941	38,353	42,578
Other assets	[1]
Total assets		46,941	38,353	42,578
Operating liabilities		62,907	76,780	75,633
Capital expenditure	[2]
Depreciation and amortization		(1,468)	(1,545)	(1,102)
Provision of inventory net realizable value and obsolescence
Others [Member]
Schedule of Non-Material Operations [Line Items]
Segment assets	[1]	100,266	102,537	111,229
Other assets	[1]	249	537	797
Total assets	[1]	100,515	103,074	112,026
Operating liabilities	[1]	687	323	194
Capital expenditure	[1],[2]
Depreciation and amortization	[1]	(4,759)	(3,718)	(5,943)
Provision of inventory net realizable value and obsolescence	[1]
Consolidated [Member]
Schedule of Non-Material Operations [Line Items]
Segment assets		3,221,486	3,226,994	3,094,695
Other assets	[1]	249	87,167	107,077
Total assets		3,221,735	3,314,161	3,201,772
Operating liabilities		2,031,727	2,119,026	2,005,967
Capital expenditure	[2]	299,326	190,126	97,288
Depreciation and amortization		(144,195)	(138,539)	(135,567)
Provision of inventory net realizable value and obsolescence		S/ (2,956)	S/ (2,027)	S/ (3,374)

[1]	As of December 31, 2023, corresponds to the financial investment designated at fair value through OCI for S/249,000. As of December 31, 2022, corresponds to the financial investment designated at fair value through OCI for approximately S/274,000 and the fair value of derivative financial instruments (“cross currency swap”) for S/86,893,000. As of December 31, 2021, corresponds to the financial investment designated at fair value through OCI for approximately S/476,000 and the fair value of derivative financial instruments (“cross currency swap”) for S/106,601,000. The fair value of derivative financial instruments of hedging is allocated to the segment of cement, and the financial investment designated at fair value through OCI and fair value of derivative financial instrument at fair value through profit or loss are not assigned to any segment.
[2]	Capital expenditure consists of S/299,326,000, S/190,126,000 and S/97,288,000 during the years ended as of December 31, 2023, 2022 and 2021, respectively, and are related to additions of property, plant and equipment, intangible and other minor non-current assets.